Portfolio of investments—August 31, 2021 (unaudited)

		Value
Investment companies: 100.10%
Affiliated master portfolios: 100.10%
Wells Fargo Disciplined Large Cap Portfolio		$ 50,267,542
Wells Fargo Diversified Large Cap Growth Portfolio		15,468,654
Wells Fargo Emerging Growth Portfolio		4,502,714
Wells Fargo Factor Enhanced International Equity Portfolio		32,701,886
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio		19,726,624
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio		6,325,035
Wells Fargo Index Portfolio		45,910,775
Wells Fargo Small Company Value Portfolio		6,120,398
Total Investment companies (Cost $136,739,850)		181,023,628
Total investments in securities (Cost $136,739,850)	100.10%	181,023,628
Other assets and liabilities, net	(0.10)	(189,114)
Total net assets	100.00%	$180,834,514
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Wells Fargo C&B Large Cap Value Portfolio	3.60%	0.00%	$136,911	$(918,648)	$0	$24	$39,068	$0
Wells Fargo Disciplined International Developed Markets Portfolio	6.46	0.00	260,578	(444,290)	90	7	29,526	0
Wells Fargo Disciplined Large Cap Portfolio	0.00	13.08	280,965	(1,056,203)	0	25	79,628	50,267,542
Wells Fargo Diversified Large Cap Growth Portfolio	15.01	5.76	1,298,723	(3,028,316)	0	12	42,883	15,468,654
Wells Fargo Emerging Growth Portfolio	0.42	0.76	1,752,225	1,675,867	0	2	1,250	4,502,714
Wells Fargo Factor Enhanced International Equity Portfolio	1.85	4.45	211,708	(327,572)	0	39	122,494	32,701,886
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	0.00	2.31	36,927	(463,477)	0	19	31,351	19,726,624
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	0.00	2.85	(5,188)	(210,915)	0	6	8,028	6,325,035
Wells Fargo Index Portfolio	3.36	3.32	757,440	(6,710,281)	0	53	153,083	45,910,775
Wells Fargo International Value Portfolio	0.00	0.00	0	687,864	358	0	0	0
Wells Fargo Large Company Value Portfolio	10.22	0.00	904,516	1,367,506	13	16	95,349	0
Wells Fargo Small Company Growth Portfolio	0.31	0.00	138,385	162,605	0	3	21,772	0
Wells Fargo Small Company Value Portfolio	0.00	2.31	541,731	(99,103)	0	4	24,450	6,120,398
			$6,314,921	$(9,364,963)	$461	$210	$648,882	$181,023,628
See accompanying notes to portfolio of investments

Wells Fargo Diversified Equity Fund  |  1

Notes to portfolio of investments—August 31, 2021 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds employing a "multi-style" equity investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Fair valuation measurements
At August 31, 2021, the affiliated Master Portfolios were measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The aggregate value of the affiliated Master Portfolios was $181,023,628. The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Wells Fargo Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Wells Fargo Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Index Portfolio	Seeks to replicate the total return of the S&P 500 Index, before fees and expenses
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation
The affiliated Master Portfolios do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

2  |  Wells Fargo Diversified Equity Fund